Borrowing Arrangements - Equipment Loan and Security Agreement (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 14, 2021 USD ($)	Jan. 29, 2021 USD ($) tranche $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Borrowing Arrangements
Interest expense			$ 8,095	$ 3,686
SVB Credit Facility [Member]
Borrowing Arrangements
Interest expense	$ 300
Equipment Loan And Security Agreement
Borrowing Arrangements
Maximum borrowing capacity		$ 6,000
Number of tranche | tranche		2
Additional borrowing available, under certain conditions		$ 3,000
Cash interest rate		8.95%
Increase in interest rate in event of default		5.00%
Interest expense			100
Discount amortization interest			$ 34
Warrants to purchase shares of common stock | shares		18,417
Exercise price | $ / shares		$ 5.51
Equipment Loan And Security Agreement - Tranche 1
Borrowing Arrangements
Maximum borrowing capacity		$ 3,000
Amount drawn		$ 3,000
Periodic payment term		42 months
End of term payment fee		$ 200
Equipment Loan And Security Agreement - Tranche 2
Borrowing Arrangements
Maximum borrowing capacity		$ 3,000